DERIVATIVE ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2017
DERIVATIVE ASSETS AND LIABILITIES
DERIVATIVE ASSETS AND LIABILITIES

NOTE 20 —   DERIVATIVE ASSETS AND LIABILITIES

Embotelladora Andina currently maintains “Cross Currency Swaps” and “Currency Forward” agreements as Derivative Financial Assets.

Cross Currency Swaps, also known as interest rate and currency swaps, are valued by the method of discounted future cash flows at a rate corresponding to the risk of the operation. The basis of the information used in the calculations is obtained in the market by using the Bloomberg terminal. Currently Embotelladora Andina maintains Cross Currency Swap for UF/USD and BRL/USD, for which it is necessary to discount future cash flows in UFs, in Brazilian Reais and in U.S. Dollars. For this calculation, the Company uses as discount curves, the UF Zero-Coupon, the Brazilian Real Zero-Coupon and the U.S. Dollar Zero-Coupon.

On the other hand, the fair value of forward currency contracts is calculated in reference to current forward exchange rates for contracts with similar maturity profiles. To perform the above calculation, the Company uses market information available on the Bloomberg terminal.

As of the closing dates as of December 31, 2017 and December 31, 2016, the Company held the following derivative instruments:

20.1Derivatives accounted for as cash flow hedges:

a) Cross Currency Swaps Itau Credit

At December 31, 2017, the company does not hold derivative contracts to secure bank obligations with Itau in Brazil

b) Cross Currency Swaps associated with US Bonds

At December 31, 2017, the Company entered into cross currency swap derivative contracts to convert US Dollar public bond obligations of US$570 million into UF and Real liabilities to hedge the Company’s exposure to variations in foreign exchange rates. Said contracts are valued at their value and the net value to be received as of December 31, 2017 amounted to ThCh$61,898,833. These swap contracts have the same terms of the underlying bond obligation and expire in 2023.  Additionally, the fair value of these derivatives which is lower than the hedged items amounted to ThCh$2,875,365 and has been recognized within other equity reserves as of December 31, 2017. The ineffective portion for ThCh$2,112,608 in losses associated with this hedge was recorded in other gains and losses as of December 31, 2017.

The amount of exchange differences recognized in the statement of income related to financial liabilities in U.S. dollars and the identified effective portion that was absorbed by the amounts recognized under comprehensive income amounted to ThCh$ 13,443,698 as of December 31, 2017.

20.2. Forward currency transactions expected to be very likely:

During 2017 and 2016, the Company entered into foreign currency forward contracts to hedge its exposure to expected future raw materials purchases in US Dollars during these years. The total amount of outstanding forward contracts was US$62.8 million as of December 31, 2017 (US$61.1 million as of December 31, 2016). These agreements were recorded at fair value, resulting in a net loss due to hedge recycling of ThCh$3,655,493 for the period ended December 31, 2017, and a hedge liability of ThCh$445,278 and an asset for the same concept of ThCh$ 469,019 as of December 31, 2017 (liability of ThCh$1,229,354 as of December 31, 2016). The agreements that ensure future flows of foreign currency have been designated as hedge as of December 31, 2017; there is a balance of ThCh$219,306 to be recycled to income statement.

Futures contracts that ensure prices of future raw materials have not been designated as hedge agreements, since they do not fulfill IFRS documentation requirements, whereby its effects on variations in fair value are accounted for directly under statements of income in the “other gains and losses” account.

Fair value hierarchy

As of December 31, 2017, the Company had total assets related to its foreign exchange derivative contracts for ThCh$62,244,284 (ThCh$84,859,223 as of December 31, 2016) and liabilities related to its foreign exchange derivative contracts for ThCh$445,278 (ThCh$1,229,354 as of December 31, 2016). Those contracts covering existing items have been classified in the same category of the hedged item, the net amount of derivative contracts by concepts covering forecasted items have been classified in financial assets and financial liabilities. All the derivative contracts are carried at fair value in the consolidated statement of financial position. The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

Level 1:quoted (unadjusted) prices in active markets for identical assets or liabilities

Level 2:Inputs other than quoted prices included in level 1 that are observable for the assets and liabilities, either directly (that is, as prices) or indirectly (that is, derived from prices)

Level 3:Inputs for assets and liabilities that are not based on observable market data.

During the reporting period, there were no transfers of items between fair value measurement categories; all of which were valued during the period using level 2.

	Fair Value Measurements at December 31, 2017
	Quoted prices in active markets for identical assets or liabilities	Observable market data	Unobservable market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current assets
Other current financial assets
Current financial assets	—	469,019		469,019
Other non-current financial assets	—	61,898,833	—	61,898,833

Total assets	—	62,367,852	—	62,367,852

Liabilities
Current liabilities
Other current financial liabilities	—	445,278	—	445,278

Total liabilities	—	445,278	—	445,278

	Fair Value Measurements at December 31, 2016
	Quoted prices in active markets for identical assets or liabilities	Observable market data	Unobservable market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Current assets
Other current financial assets	—	4,678,343	—	4,678,343
Other non-current financial assets	—	80,180,880	—	80,180,880

Total assets	—	84,859,223	—	84,859,223

Liabilities
Current liabilities
Other current financial liabilities	—	1,229,354	—	1,229,354

Total liabilities	—	1,229,354	—	1,229,354